EARNINGS PER SHARE (Tables)	6 Months Ended
Jun. 30, 2016
Earnings Per Share [Abstract]
Components of calculation of earnings per share
The components of the numerator for the calculation of basic and diluted EPS are as follows:

	Six months ended June 30,		Year ended December 31,
(in thousands of $)	2016	2015	2015
Basic:
Net income available to stockholders	85,611	101,053	200,832
Diluted:
Net income available to stockholders	85,611	101,053	200,832
Interest expense on convertible bonds	9,151	11,203	22,449
	94,762	112,256	223,281

The components of the denominator for the calculation of basic and diluted EPS are as follows:

	Six months ended June 30,		Year ended December 31,
(in thousands)	2016	2015	2015
Basic earnings per share:
Weighted average number of common shares outstanding	93,489	93,432	93,450
Diluted earnings per share:
Weighted average number of common shares outstanding	93,489	93,432	93,450
Effect of dilutive share options	—	18	23
Effect of dilutive convertible debt	27,935	25,535	25,535
	121,424	118,985	119,008